SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ---------------------

Check here if Amendment (     ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Edward B. Goodnow
             -----------------------------------------------
Address:     9 Old King's Highway South
             -----------------------------------------------
             Suite 300
             -----------------------------------------------
             Darien, CT  06820
             -----------------------------------------------


Form 13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter J. Gavey
       ------------------------------------------------------------------------
Title: Director
       ------------------------------------------------------------------------
Phone: 203-655-6272
       ------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                ----------------------

Form 13F Information Table Entry Total:         48
                                                ----------------------
Form 13F Information Table Value Total:         $228,711
                                                ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



FORM 13F Report for Quarter Ended March 31, 2004

Name of Reporting Manager:  Edward B. Goodnow
13F File No.: 028-03087

Edward B. Goodnow
                                                       FORM 13F   INFORMATION
                                                VALUE   SHARES/     SH/     PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000 PRN  AMT     PRN     CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------      -----------  ---------------- ---------- --------- ------ ----------- ----------- ----- ------- ---------
AGERE SYS INC               COMMON    00845V100   2638     821880    SH               SOLE                821880
ANDREW CORP                 OTC IS    034425207   1850      10000    SH               SOLE                 10000
AMPHENOL CORP-CL A          COMMON    032095101   5657     190480    SH               SOLE                190480
ALLIANT TECHSYSTEMS         COMMON    018804104   5377      98840    SH               SOLE                 98840
BOWNE & CO INC              COMMON    103043105   1737     101600    SH               SOLE                101600
BERKSHIRE HATHAWAY          COMMON    084670108  33588        360    SH               SOLE                   360
BEAZER HOMES USA INC        COMMON    07556Q105   2648      25000    SH               SOLE                 25000
CREDIT ACCEPTANCE CO        OTC IS    225310101   6004     316157    SH               SOLE                316157
CAREER EDUCATION CO         OTC IS    141665109   6240     110340    SH               SOLE                110340
CIRCOR INTL INC             COMMON    17273K109   3558     157420    SH               SOLE                157420
CORVEL CORP                 OTC IS    221006109    724      20000    SH               SOLE                 20000
DOLLAR GENERAL CORP         COMMON    256669102   7732     402701    SH               SOLE                402701
ECHOSTAR COMMUN             OTC IS    278762109   9619     293720    SH               SOLE                293720
DIRECTV GROUP INC           COMMON    25459L106   5009     325699    SH               SOLE                325699
DEVON ENERGY CORP           COMMON    25179M103   2326      40000    SH               SOLE                 40000
CALLAWAY GOLF CO            COMMON    131193104   7471     393600    SH               SOLE                393600
EXULT INC                   OTC IS    302284104   3857     626080    SH               SOLE                626080
GENESEE & WYOMING INC       OTC IS    371559105   6708     271590    SH               SOLE                271590
HALLIBURTON CO              COMMON    406216101   6504     214030    SH               SOLE                214030
INTERACTIVECORP             OTC IS    45840Q101   2571      81290    SH               SOLE                 81290
IDT CORPORATION             COMMON    448947309   3272     162400    SH               SOLE                162400
IDX SYSTEMS CORP            OTC IS    449491109   2993      86500    SH               SOLE                 86500
INTERPOOL INC               COMMON    46062R108  10489     699240    SH               SOLE                699240
IRON MOUNTAIN INC PA        COMMON    462846106   4631     103774    SH               SOLE                103774
CARMAX INC                  COMMON    143130102   7645     261820    SH               SOLE                261820
LIBERTY MEDIA CORP          OTC IS    530718105   7537     688288    SH               SOLE                688288
LESCARDEN INC               OTC IS    526867106    109     345000    SH               SOLE                345000
LENNAR CORP                 COMMON    526057104   5093      94260    SH               SOLE                 94260
LENNAR CORP CL B            COMMON    526057302    339       6660    SH               SOLE                  6660
LABORATORY CORP             COMMON    50540R409  10305     262540    SH               SOLE                262540
LIFELINE SYS INC            OTC IS    532192101   5486     288747    SH               SOLE                288747
LOWES CO                    COMMON    548661107   2451      43660    SH               SOLE                 43660
OVERSTOCK COM INC DEL       OTC IS    690370101   6868     222415    SH               SOLE                222415
PECO ENERGY CO              PREFER    693304404    314       3800    SH               SOLE                  3800
PETSMART INC                OTC IS    716768106   1990      73550    SH               SOLE                 73550
POWERWAVE TECH              OTC IS    739363109   1404     180000    SH               SOLE                180000
ROCHESTER GAS & ELEC        COMMON    771367505    222       3000    SH               SOLE                  3000
SEALED AIR CORP             COMMON    81211K100  11118     223568    SH               SOLE                223568
SEI CORP                    OTC IS    784117103   3352     101584    SH               SOLE                101584
STANCORP FINL GROUP         COMMON    852891100    887      13600    SH               SOLE                 13600
SPX CORP                    COMMON    784635104   5121     112600    SH               SOLE                112600
SPECTRASITE INC             OTC IS    84761M104   2046      55160    SH               SOLE                 55160
SUMTOTAL SYSTEMS INC        OTC IS    866615107   1761     220366    SH               SOLE                220366
TJX COMPANIES INC NEW       COMMON    872540109   3001     122180    SH               SOLE                122180
TOMMY HILFIGER CORP         COMMON    G8915Z102   2550     150000    SH               SOLE                150000
TOWER AUTOMOTIVE            PREFER    891706301    583      22000    SH               SOLE                 22000
TYCO INTERNATIONAL          COMMON    902124106   1433      50002    SH               SOLE                 50002
YELLOW CORP                 OTC IS    985577105   3894     115540    SH               SOLE                115540